Principal Payments on Short-term and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 01, 2015	Nov. 30, 2014	Nov. 24, 2013
Maturities of Long-term and Short-term Debt [Abstract]
2015		$ 131,524
2016		33,985
2017		0
2018		0
2019		0
Thereafter		1,058,493
Long-term and short-term debt	$ 1,125,469	$ 1,224,002	$ 1,545,877